SCHEDULE OF RECONCILIATION OF THE EXPECTED INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income (Loss) before income taxes	$ (19,722,261)	$ (11,445,652)
Statutory tax rate	27.00%	27.00%
Expected tax expense (recovery)	$ (5,325,010)	$ (3,090,326)
Non-deductible expenses and other	1,875,335	2,392,797
Impact of foreign exchange	40,701	(317,069)
Impact of foreign tax rate	517,427	361,612
Loss carryforwards removed on dissolution of subsidiary	1,114,893
Change in valuation allowance	1,776,654	652,986
Total